Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Expense by nature [line Items]
Cost of good sold		$ 0	$ 0	$ 0
Royalty expenses		(1,772)	(1,844)	(1,951)
Cost of revenue		(1,772)	(1,844)	(1,951)
Total research and development expenses		(97,501)	(117,840)	(77,048)
Total selling, general and administrative expenses		(17,494)	(22,882)	(22,513)
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries		(38,523)	(38,961)	(26,154)
Social charges on free shares and stock option grants		10	(868)	(56)
Non-cash stock based compensation expense		(4,098)	(9,381)	(6,790)
Personnel expenses		(42,610)	(49,210)	(33,001)
Purchases and external expenses		(37,736)	(55,627)	(36,339)
Other	[2]	(17,154)	(13,003)	(7,707)
Total research and development expenses		(97,501)	(117,840)	(77,047)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries		(5,686)	(7,281)	(7,846)
Social charges on free shares and stock option grants		(43)	(347)	(23)
Non-cash stock based compensation expense		(1,945)	(2,113)	(3,238)
Personnel expenses		(7,674)	(9,740)	(11,106)
Purchases and external expenses		(6,712)	(10,433)	(9,748)
Other		(3,108)	(2,709)	(1,659)
Total selling, general and administrative expenses		(17,494)	(22,882)	(22,513)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries		(44,209)	(46,242)	(34,000)
Social charges on free shares and stock option grants		(33)	(1,215)	(79)
Non-cash stock based compensation expense		(6,043)	(11,493)	(10,028)
Personnel expenses		$ (50,285)	$ (58,950)	$ (44,107)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	Other research and development expenses amounting to $17.2 million for the year ended December 31, 2022 relate mainly to tangible assets depreciation for $9.8 million and to right-of-use assets depreciation for $6.7 million.